SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows used for operating leases	$ 987	$ 707	$ 674
Operating cash flows used for finance leases	470	466	509
Financing cash flows used for finance leases	$ 190	$ 446	$ 655